Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of operations - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Statement of Operations
Loss from operations	$ (181,964)	$ (208,668)	$ (352,308)
Other (expense) income:
Change in fair value of derivative warrant liabilities
Financing cost derivative warrant liabilities
Interest earned on investments held in Trust Account	91,049	91,049	191,130
Total other (expense) income	$ 91,049	$ 91,049	191,130
Net loss			$ (161,178)
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Other (expense) income:
Basic and Diluted weighted-average shares outstanding (in Shares)	34,085,526	34,085,526	34,312,500
Basic and Diluted net loss per share (in Dollars per share)		$ 0	$ 0.01
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Other (expense) income:
Basic and Diluted weighted-average shares outstanding (in Shares)	8,625,000	8,625,000	8,280,711
Basic and Diluted net loss per share (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.04)
Restatement Adjustment [Member]
Statement of Operations
Loss from operations
Other (expense) income:
Change in fair value of derivative warrant liabilities	(1,585,500)		(8,613,000)
Financing cost derivative warrant liabilities	(688,530)		(688,530)
Interest earned on investments held in Trust Account
Total other (expense) income	$ (2,274,030)	$ (2,274,030)	(9,301,530)
Net loss			$ (9,301,530)
Restatement Adjustment [Member] | Class A Ordinary Shares [Member]
Other (expense) income:
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss per share (in Dollars per share)
Restatement Adjustment [Member] | Class B Ordinary Shares [Member]
Other (expense) income:
Basic and Diluted weighted-average shares outstanding (in Shares)
Basic and Diluted net loss per share (in Dollars per share)	$ (0.26)	$ (0.26)	$ (1.12)
As Restated [Member]
Statement of Operations
Loss from operations	$ (181,964)	$ (208,668)	$ (352,308)
Other (expense) income:
Change in fair value of derivative warrant liabilities	(1,585,500)		(8,613,000)
Financing cost derivative warrant liabilities	(688,530)		(688,530)
Interest earned on investments held in Trust Account	91,049	91,049	191,130
Total other (expense) income	$ (2,182,981)	$ (2,182,981)	(9,110,400)
Net loss			$ (9,462,708)
As Restated [Member] | Class A Ordinary Shares [Member]
Other (expense) income:
Basic and Diluted weighted-average shares outstanding (in Shares)	34,085,526	34,085,526	34,312,500
Basic and Diluted net loss per share (in Dollars per share)	$ 0	$ 0	$ 0.01
As Restated [Member] | Class B Ordinary Shares [Member]
Other (expense) income:
Basic and Diluted weighted-average shares outstanding (in Shares)	8,625,000	8,625,000	8,280,711
Basic and Diluted net loss per share (in Dollars per share)	$ (0.28)	$ (0.29)	$ (1.17)